Right of use assets	3 Months Ended
Mar. 31, 2025
Right of use assets
6.	Right of use assets:

	March 31,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(87)	(333)
New leases	58	353
Adjustment	(19)	-
Ending Balance	$353	$401

During the three months ended March 31, 2025, the Company entered into a new five-year facility lease in Calgary. The previous lease was terminated early, resulting in a net gain of $27 recognized on derecognition of the right of use asset and the related lease liability.